Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Contributions Charged to Expense

The Company’s contributions to the plans charged to expense for the years ended December 31, 2015, 2014 and 2013 are as follows:

(in thousands)	2015	2014	2013
TSYS Retirement Savings Plan	$24,169	17,531	14,506
TSYS Stock Purchase Plan	1,378	1,288	1,236